Change in Accounting Principle - Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET INCOME (LOSS)	$ 228	$ (502)	$ (3,490)
COMPREHENSIVE INCOME (LOSS)	262	(463)	(3,487)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2)	(3)	(3)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	260	(466)	(3,490)
As Previously Reported Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET INCOME (LOSS)	877	953	(4,399)
COMPREHENSIVE INCOME (LOSS)	911	992	(4,396)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(4)	(4)	9
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	907	988	(4,387)
Successful Efforts Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET INCOME (LOSS)	(649)	(1,455)	909
COMPREHENSIVE INCOME (LOSS)	(649)	(1,455)	909
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	2	1	(12)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	$ (647)	$ (1,454)	$ 897